Credit related Commitments and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Credit related Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities [text block table]	Click here to enter text.
Other Commitments and Contingent Liabilities [text block table]	Click here to enter text.